UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jay Venkatesan
Title:  Managing Member
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Jay Venkatesan                 San francisco, CA                  2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      177,909
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERISOURCEBERGEN CORP               COM             03073E105    1,119    30,100 SH       DEFINED    1,2         30,100      0    0
ADVENTRX PHARMACEUTICALS INC         COM NEW         00764X202      581 1,001,238 SH       DEFINED    1,2      1,001,238      0    0
ARIAD PHARMACEUTICALS INC            COM             04033A100    6,162   503,000 SH       DEFINED    1,2        503,000      0    0
ARTHROCARE CORP                      COM             043136100   11,568   365,157 SH       DEFINED    1,2        365,157      0    0
AVEO PHARMACEUTICALS INC             COM             053588109    5,516   320,703 SH       DEFINED    1,2        320,703      0    0
BIOSPECIFICS TECHNOLOGIES            COM             090931106    4,410   265,348 SH       DEFINED    1,2        265,348      0    0
CARDINAL HEALTH INC                  COM             14149Y108    1,425    35,100 SH       DEFINED    1,2         35,100      0    0
COLUMBIA LABS INC                    COM             197779101    4,894 1,957,437 SH       DEFINED    1,2      1,957,437      0    0
CIGNA CORPORTAION                    COM             125509109      852    20,292 SH       DEFINED    1,2         20,292      0    0
CELSION CORPORATION                  COM NEW         15117N305    5,411 3,146,129 SH       DEFINED    1,2      3,146,129      0    0
CELL THERAPEUTICS INC COM NO PAR NEW NO PAR NEW      150934602    4,836 4,169,395 SH       DEFINED    1,2      4,169,395      0    0
CYCLACEL PHARMACEUTICALS INC         COM             23254L108      707 1,198,800 SH       DEFINED    1,2      1,198,800      0    0
DENDREON CORP                        NOTE 4.750% 6/1 24823QAB3    7,675 6,190,000 PRN      DEFINED    1,2      6,190,000      0    0
DYNAVAX TECHNOLOGIES CORP            COM             268158102    5,810 1,750,000 SH       DEFINED    1,2      1,750,000      0    0
HALOZYME THERAPEUTICS INC            COM             40637H109    6,663   700,585 SH       DEFINED    1,2        700,585      0    0
HANGER ORTHOPEDIC GROUP INC          COM NEW         41043F208    3,398   181,830 SH       DEFINED    1,2        181,830      0    0
IDENIX PHARMACEUTICALS INC           COM             45166R904   13,640 1,018,700     CALL DEFINED    1,2      1,018,700      0    0
INOVIO PHARMACEUTICALS INC           COM             45773H102    1,618 3,762,271 SH       DEFINED    1,2      3,762,271      0    0
INHIBITEX INC                        COM             45719T103    2,664   243,500 SH       DEFINED    1,2        243,500      0    0
INHIBITEX INC                        COM             45719T903    1,094   100,000     CALL DEFINED    1,2        100,000      0    0
MAP PHARMACEUTICALS INC              COM             56509R108    5,662   429,934 SH       DEFINED    1,2        429,934      0    0
MCKESSON CORP                        COM             58155Q103   13,904   178,465 SH       DEFINED    1,2        178,465      0    0
MCKESSON CORP                        COM             58155Q953    5,454    70,000     PUT  DEFINED    1,2         70,000      0    0
NEWLINK GENETICS CORP                COM             651511107      844   119,934 SH       DEFINED    1,2        119,934      0    0
NPS PHARMACEUTICALS INC              COM             62936P103    7,372 1,118,611 SH       DEFINED    1,2      1,118,611      0    0
OCULUS INNOVATIVE SCIENCES I         COM             67575P108      274   260,870 SH       DEFINED    1,2        260,870      0    0
ONCOTHYREON INC                      COM             682324108   10,112 1,334,042 SH       DEFINED    1,2      1,334,042      0    0
ONCOTHYREON INC                      COM             682324908   11,370 1,500,000     CALL DEFINED    1,2      1,500,000      0    0
SHANGPHARMA CORP                     SPONSORED ADR   81943P104    1,195   164,366 SH       DEFINED    1,2        164,366      0    0
SANOFI                               SPONSORED ADR   80105N105    4,524   123,800 SH       DEFINED    1,2        123,800      0    0
TEVA PHARMACEUTICAL INDS LTD         ADR             881624209   13,735   340,300 SH       DEFINED    1,2        340,300      0    0
THRESHOLD PHARMACEUTICALS            COM NEW         885807206    1,890 1,549,490 SH       DEFINED    1,2      1,549,490      0    0
TARGACEPT INC                        COM             87611R906      373    67,000     CALL DEFINED    1,2         67,000      0    0
UNITEDHEALTH GROUP INC               COM             91324P102    2,468    48,700 SH       DEFINED    1,2         48,700      0    0
UROPLASTY INC                        COM NEW         917277204    5,026 1,182,562 SH       DEFINED    1,2      1,182,562      0    0
UNITED THERAPEUTICS CORP DEL         COM             91307C102    2,239    47,378 SH       DEFINED    1,2         47,378      0    0
WELLPOINT INC                        COM             94973V107    1,424    21,500 SH       DEFINED    1,2         21,500      0    0